Summary of Significant Accounting Policies - Additional Information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2017
Disclosure of initial application of standards or interpretations [line items]
Expected loss rates payment period	36 months
Contractual payments period	180 days
Shipping and handling expenses	€ 35,513	€ 40,765		€ 40,952
Advertising expenses	7,145	12,687		€ 15,407
Commission Expenses	€ 8,393	€ 10,225	€ 9,512
Bottom of range [member]
Disclosure of initial application of standards or interpretations [line items]
Proportion of voting rights held in associate	20.00%
Top of range [member]
Disclosure of initial application of standards or interpretations [line items]
Proportion of voting rights held in associate	50.00%
Software [member] | Bottom of range [member]
Disclosure of initial application of standards or interpretations [line items]
Intangible assets useful lives	3 years
Software [member] | Top of range [member]
Disclosure of initial application of standards or interpretations [line items]
Intangible assets useful lives	5 years
Trademarks and patents [member] | Bottom of range [member]
Disclosure of initial application of standards or interpretations [line items]
Intangible assets useful lives	3 years
Trademarks and patents [member] | Top of range [member]
Disclosure of initial application of standards or interpretations [line items]
Intangible assets useful lives	5 years
Other intangible assets [member] | Bottom of range [member]
Disclosure of initial application of standards or interpretations [line items]
Intangible assets useful lives	2 years
Other intangible assets [member] | Top of range [member]
Disclosure of initial application of standards or interpretations [line items]
Intangible assets useful lives	5 years
Buildings [member] | Bottom of range [member]
Disclosure of initial application of standards or interpretations [line items]
Property, plant and equipment useful lives	10 years
Buildings [member] | Top of range [member]
Disclosure of initial application of standards or interpretations [line items]
Property, plant and equipment useful lives	50 years
Machinery and equipment [member] | Bottom of range [member]
Disclosure of initial application of standards or interpretations [line items]
Property, plant and equipment useful lives	4 years
Machinery and equipment [member] | Top of range [member]
Disclosure of initial application of standards or interpretations [line items]
Property, plant and equipment useful lives	10 years
Office furniture and equipment [member] | Bottom of range [member]
Disclosure of initial application of standards or interpretations [line items]
Property, plant and equipment useful lives	5 years
Office furniture and equipment [member] | Top of range [member]
Disclosure of initial application of standards or interpretations [line items]
Property, plant and equipment useful lives	10 years
Retail gallery and store furnishing [member] | Bottom of range [member]
Disclosure of initial application of standards or interpretations [line items]
Property, plant and equipment useful lives	3 years
Retail gallery and store furnishing [member] | Top of range [member]
Disclosure of initial application of standards or interpretations [line items]
Property, plant and equipment useful lives	4 years
Leasehold improvements [member] | Bottom of range [member]
Disclosure of initial application of standards or interpretations [line items]
Property, plant and equipment useful lives	5 years
Leasehold improvements [member] | Top of range [member]
Disclosure of initial application of standards or interpretations [line items]
Property, plant and equipment useful lives	10 years